FINANCIAL INCOME, NET (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Financial income:
Interest income on short-term bank deposits				$ (23)
Foreign currency adjustments gains, net				(59)
Total financial income				(82)
Financial expenses:
Foreign currency adjustments losses, net			8
Bank commissions			16	37
Change in fair value of warrants related to share purchase agreement				4
Total financial expenses			24	41
Total financial expense (income), net	$ (1)	$ (117)	$ 24	$ (41)